Operating Segments Information - Noncurrent Assets by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Certain non-current assets	$ 9,381,176	$ 8,857,289
United States
Disclosure of geographical areas [line items]
Certain non-current assets	5,433,410	5,843,023
Germany
Disclosure of geographical areas [line items]
Certain non-current assets	1,989,121	1,404,202
Singapore
Disclosure of geographical areas [line items]
Certain non-current assets	1,547,094	1,114,603
Other
Disclosure of geographical areas [line items]
Certain non-current assets	$ 411,551	$ 495,461